Related Party Transactions (Details) - Husky Midstream Limited Partnership - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Share of equity investment	35.00%	35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 424,000,000	$ 448,000,000
Purchases of goods, related party transactions	219,000,000	200,000,000
Distributions, Related Party Transactions	94,000,000	139,000,000
Contributions, Related Party Transactions	(37,000,000)	40,000,000
Due from related parties, related party transactions	143,000,000	140,000,000
Deferred Revenue From Construction Contracts, Percentage of Completion Method	0	0
Amounts payable, related party transactions	$ 16,000,000	$ 0